Document and Entity Information	0 Months Ended
May 04, 2015
Risk/Return:
Document Type	497
Document Period End Date	May 04, 2015
Registrant Name	Compass EMP Funds Trust
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	May 04, 2015
Document Effective Date	May 04, 2015
Prospectus Date	Jun. 30, 2014
Compass EMP U.S. 500 Volatility Weighted Index ETF | Compass EMP U.S. 500 Volatility Weighted Index ETF
Risk/Return:
Trading Symbol	CFA
Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF | Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF
Risk/Return:
Trading Symbol	CFO
Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF | Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF
Risk/Return:
Trading Symbol	CDC
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF | Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF
Risk/Return:
Trading Symbol	CSF
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF | Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
Risk/Return:
Trading Symbol	CIZ